Stock Option Plan and Stock-Based Compensation - Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 1,075	$ 777	$ 1,455	$ 1,472
Unrecognized compensation cost	$ 4,700		$ 2,800
Unrecognized compensation cost, period for recognition	2 years 8 months 19 days		2 years 6 months 25 days
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 387	382	$ 728	769
Selling and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	174	213	373	304
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 514	$ 182	$ 354	$ 399